Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Income Taxes
Income Taxes

10. Income Taxes

The Company’s income tax provision was $0.1 million and $0 for the nine months ended September 30, 2020 and 2019, respectively. The income tax expense for the nine months ended September 30, 2020 was attributable to state income taxes. For the periods presented, the difference between the U.S. statutory rate and the Company’s effective tax rate is primarily due to the full valuation allowance on its deferred tax assets.

The Company periodically evaluates the realizability of its net deferred tax assets based on all available evidence, both positive and negative. The realization of net deferred tax assets is dependent on the Company’s ability to generate sufficient future taxable income during periods prior to the expiration of tax attributes to fully utilize these assets. As of September 30, 2020, the Company continues to maintain a full valuation allowance on its deferred tax assets.

11. Income Taxes

The Company has historically generated net operating losses in each of the tax jurisdictions in which it operates and has provided a valuation allowance against net deferred tax assets due to uncertainties regarding the Company’s ability to realize these assets. As a result, the Company has not recorded an income tax provision.

A reconciliation of the Company’s effective tax rate to the statutory U.S. federal rate of 21% is as follows:

	Year Ended
	December 31,
	2019	2018
U.S. Federal provision (benefit)
At Statutory Rate	$(5,956)	$(5,608)
Valuation Allowance	6,320	5,671
Stock Based Compensation	(182)	(141)
Permanent Differences	(182)	78
Total	$—	$—

Deferred Tax Assets and Liabilities

Deferred income taxes reflect the net tax effects of loss and credit carryforwards and temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax assets and liabilities for federal and state income taxes are as follows:

	As of
	December 31,
	2019	2018
Deferred tax assets:
Net operating loss carryforwards	$21,309	$14,956
Stock-based compensation	1,646	1,512
Reserves and accruals	513	228
Other	2	15
Total deferred tax assets	23,470	16,711
Less: valuation allowance	(23,455)	(16,710)
Deferred tax assets, net of valuation allowance	$15	$1
Deferred tax liabilities:
Other	(15)	(1)
Total deferred tax liabilities	(15)	(1)
Net deferred tax assets	$—	$—

A valuation allowance is required to be established when it is more likely than not that all or a portion of a deferred tax asset will not be realized. Realization of deferred tax assets is dependent upon future earnings, the timing and amount of which are uncertain. A full review of all positive and negative evidence needs to be considered. As of December 31, 2019 and 2018, the Company has provided a full valuation allowance against all its deferred tax assets. The change in total valuation allowance from 2018 to 2019 was an increase of $6.7 million.

The Company has net operating loss carryforwards for federal and state income tax purposes of approximately $84.3 million and $41.9 million, respectively, as of December 31, 2019. The federal and state net operating loss carryforwards, if not utilized, will expire beginning in 2033. $48.3 million of the federal net operating loss carryforwards are not subject to expiration as a result of the Tax Cuts and Jobs Act (TCJA) which was enacted in December 2017. Utilization of some of the federal and state net operating loss and credit carryforwards may be subject to annual limitations due to the “change in ownership” provisions of the Internal Revenue Code of 1986 and similar state provisions. The annual limitations may result in the expiration of net operating losses and credits before utilization. The Company has not performed a Section 382 study as of December 31, 2019.

The Company files tax returns in the U.S., California, Massachusetts, and Oregon. The Company is not currently under examination in any of these jurisdictions and all its tax years remain open to examination due to net operating loss carryforwards. The Company does not have any reserves for uncertain tax positions.